Income tax credit/(expense) - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current tax:
Total current tax (expense)/credit	£ (905)	£ 4,682	£ (4,170)
Deferred tax:
Total deferred tax credit/(expense)	4,801	29,431	(64,019)
Total tax expense
Total income tax credit/(expense)	3,896	34,113	(68,189)
UK and US
Current tax:
Current tax on loss for the year	(217)	5,084	(3,972)
Adjustment in respect of previous years	(116)	223	490
US
Deferred tax:
Origination and reversal of temporary differences			3,831
Re-measurement of US deferred tax asset			(66,561)
Adjustment in respect of previous years			973
Total deferred tax credit/(expense)			(61,757)
UK
Deferred tax:
Origination and reversal of temporary differences	5,176	29,142	9,762
Adjustment in respect of previous years	(375)	289	(800)
Impact of change in corporate income tax rate			(11,224)
Total deferred tax credit/(expense)	4,801	29,431	(2,262)
Other than UK and US
Current tax:
Current tax on loss for the year	£ (572)	£ (625)	£ (688)